UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

WESTERN ASSET

MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2012

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)

January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 97.8%
Arizona — 1.8%
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	$1,000,000	$1,046,110
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,512,945
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	561,295
Total Arizona				3,120,350
Arkansas — 0.4%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	600,000	617,982	(a)
California — 5.5%
California State Public Works Board, Lease Revenue, Various Capital Projects	5.125%	10/1/31	1,500,000	1,621,545
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Asset Backed	7.800%	6/1/42	2,000,000	2,193,240	(b)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,565,400
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,440,440
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,698
Total California				9,422,323
Colorado — 4.7%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	694,287
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	510,321
Elbert County Charter	7.375%	3/1/35	785,000	783,634
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,561,560
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	876,450
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	500,000	592,735	(b)
Total Colorado				8,018,987
Delaware — 4.3%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	4,000,000	4,056,360
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	3,000,000	3,192,390
Total Delaware				7,248,750
District of Columbia — 1.2%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/20	1,895,000	2,015,408
Florida — 6.1%
Beacon Lakes, FL, Community Development District, Special Assessment	6.900%	5/1/35	815,000	825,929
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,500,000	1,441,875
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	865,000	878,477
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	6.000%	11/15/25	1,000,000	1,042,530	(b)
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	2,000,000	2,010,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	$1,000,000	$999,860
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	155,000	162,056	(d)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	2,000,000	1,631,803
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,000,000	380,000	(c)
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	1,010,930
Total Florida				10,383,560
Georgia — 4.5%
Atlanta, GA, Airport Revenue, AGM	5.000%	1/1/26	1,000,000	1,066,850
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,136,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,339,100
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,128,930
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,000,000	1,005,500
Total Georgia				7,676,880
Hawaii — 2.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	6.400%	11/15/14	150,000	150,694
Craigside Retirement Residence	7.500%	11/15/15	1,500,000	1,514,220
Craigside Retirement Residence	8.750%	11/15/29	200,000	233,098
Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,236,260
Total Hawaii				4,134,272
Illinois — 2.4%
Cook County, IL, Revenue, Navistar International Corp.	6.500%	10/15/40	2,000,000	2,129,500
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.125%	5/15/40	1,000,000	1,010,880
Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	1,014,050
Total Illinois				4,154,430
Indiana — 0.5%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	287,106
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	542,075
Total Indiana				829,181
Kansas — 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	1,150,000	1,243,507
Kentucky — 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,152,920
Louisiana — 0.5%
Epps, LA, COP	8.000%	6/1/18	855,000	871,510

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland — 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	$3,000,000	$3,328,560
Massachusetts — 1.2%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	785,000	691,585	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,112,160
Massachusetts State Port Authority Revenue	13.000%	7/1/13	150,000	167,081	(d)
Total Massachusetts				1,970,826
Michigan — 6.3%
Allen Academy, COP	7.500%	6/1/23	2,130,000	2,182,334
Cesar Chavez Academy, COP	6.500%	2/1/33	1,000,000	1,018,710
Cesar Chavez Academy, COP	8.000%	2/1/33	1,000,000	1,039,750
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	2,000,000	2,088,980
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	968,850
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,471,600
Star International Academy, COP	7.000%	3/1/33	920,000	931,049
Total Michigan				10,701,273
Missouri — 1.1%
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services	6.000%	2/1/41	500,000	521,150
Missouri State HEFA Revenue, Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,431,963
Total Missouri				1,953,113
Montana — 1.2%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,080,000	2,058,742	(a)
New Jersey — 3.7%
Casino Reinvestment Development Authority Revenue, NATL	5.250%	6/1/20	1,500,000	1,560,165
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	5,000,000	4,681,400	(a)
Total New Jersey				6,241,565
New Mexico — 0.6%
Otero County, NM, COP, Jail Project Revenue	7.500%	12/1/24	1,000,000	1,007,870
New York — 4.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,136,600
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	340,000	344,685
New York Liberty Development Corp., Liberty Revenue, Refunding, Second Priority, Bank of America	6.375%	7/15/49	5,000,000	5,436,050
Total New York				7,917,335
Ohio — 3.8%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,425,000	1,433,579

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — continued
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	$1,500,000	$1,594,290
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	2,000,000	2,151,520
Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment	5.000%	12/1/25	1,260,000	1,364,668
Total Ohio				6,544,057
Oklahoma — 1.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	1,300,000	1,376,024
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,096,030
Total Oklahoma				2,472,054
Pennsylvania — 4.0%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,073,160	(b)
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	1,000,000	991,140
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	1,032,000
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	880,000	578,556
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	2,000,000	2,219,980
Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95	7.750%	12/1/17	1,000,000	1,002,200	(a)
Total Pennsylvania				6,897,036
Puerto Rico — 1.3%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	1,000,000	1,057,740
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,000,000	1,088,240
Total Puerto Rico				2,145,980
Tennessee — 1.4%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,381,050
Texas — 23.0%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,608,885	(a)(e)
Burnet County, TX, Public Facility Project Revenue	7.500%	8/1/24	1,440,000	1,022,270
Garza County, TX, Public Facility Corp.	5.500%	10/1/18	1,000,000	1,036,780
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	2,000,000	2,081,240
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	2,000,000	2,020,860	(a)(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,068,680
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	1,000,000	1,019,740	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	$1,000,000	$1,019,980	(a)
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	2,750,000	2,737,680	(a)
Laredo, TX, ISD Public Facility Corp., Lease Revenue, AMBAC	5.000%	8/1/29	1,000,000	1,001,800
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	6,104,700
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	1,000,000	1,014,520
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,702,225
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	1,080,000	(c)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,232,740
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,517,080
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,054,890
Uplift Education	5.750%	12/1/27	1,500,000	1,531,830
West Texas Detention Facility Corp. Revenue	8.000%	2/1/25	1,865,000	1,885,813
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	1,000,000	1,040,710
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	520,000	482,966
Total Texas				39,265,389
U.S. Virgin Islands — 1.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,831,475
Virginia — 2.0%
Broad Street CDA Revenue	7.500%	6/1/33	748,000	831,739	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	2,500,000	2,633,775	(a)
Total Virginia				3,465,514
West Virginia — 1.5%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	2,500,000	2,600,825
Wisconsin — 0.6%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,033,960
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $158,692,003)				166,706,684
SHORT-TERM INVESTMENTS — 0.8%
New York — 0.8%
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local (Cost - $1,400,000)	0.300%	8/1/23	1,400,000	1,400,000	(f)(g)
TOTAL INVESTMENTS — 98.6% (Cost — $160,092,003#)				168,106,684
Other Assets in Excess of Liabilities — 1.4%				2,359,693
TOTAL NET ASSETS — 100.0%				$170,466,377

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	The coupon payment on these securities is currently in default as of January 31, 2012.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EDR	- Economic Development Revenue
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	IDR	- Industrial Development Revenue
	ISD	- Independent School District
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PCR	- Pollution Control Revenue
	PFC	- Public Facilities Corporation
	SPA	- Standby Bond Purchase Agreement - Insured Bonds
	TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

January 31, 2012

Summary of Investments by Industry*

Health care	19.3%
Industrial revenue	18.2
Transportation	16.8
Education	11.5
Special tax obligation	9.1
Power	5.7
Other	4.1
Leasing	2.5
Pre-refunded/escrowed to maturity	1.4
Solid waste/resource recovery	1.4
Local general obligation	0.9
Water & sewer	0.7
Housing	0.6
Short-term investments	7.8
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of January 31, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	0.1%
AA/Aa	4.5
A	20.3
BBB/Baa	41.4
BB/Ba	4.2
B/B	5.4
CC/Cc	0.2
D	0.6
A-1/VMIG 1	0.8
NR	22.5
100.0%

† As a percentage of total investments.

‡ The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG	—

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
B	—	Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.
C	—	Fitch rating indicating default is a real possibility.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$166,706,684	—	$166,706,684
Short-term investments†	—	1,400,000	—	1,400,000
Total investments	—	$168,106,684	—	$168,106,684

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to schedule of investments (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and market risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,357,168
Gross unrealized depreciation	(3,342,487)
Net unrealized appreciation	$8,014,681

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell) †	4,895,773

†At January 31, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: March 27, 2012